Condensed consolidated statements of financial position (Parenthetical) - shares	Jun. 30, 2018	Dec. 31, 2017
Common units
Partners' equity
Number of units issued	42,896,114	41,002,121
Number of units outstanding	42,896,114	41,002,121
General partner units
Partners' equity
Number of units issued	875,432	836,779
Number of units outstanding	875,432	836,779
Series A preference units
Partners' equity
Number of units issued	5,750,000	5,750,000
Number of units outstanding	5,750,000	5,750,000
Series B preference unit
Partners' equity
Number of units issued	4,600,000
Number of units outstanding	4,600,000